Organization and Business (Details)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern, Management's Evaluation	Based upon the Company's current expectations and projections for the next year, the Company believes that it may not have sufficient liquidity necessary to sustain operations beyond November 30, 2022. These factors, among others, raise substantial doubt that the Company will be able to continue as a going concern.
Gryphon shares to be issued for consideration of merger transaction	As consideration for the merger transaction, the Company expects to issue 122,005,654 common shares to the shareholders of Gryphon, subject to adjustment.